DIVIDENDS	12 Months Ended
Dec. 31, 2022
Disclosure of dividends [Abstract]
DIVIDENDS
41	DIVIDENDS

	2022	2021	2020
	US$’000	US$’000	US$’000
Amounts recognised as distributions to equity holders in the year
Interim dividend paid 22 March (2021: 13 December)	13,650	13,546	-
Interim dividend paid 20 June	8,910	-	-
Interim dividend paid 19 September	15,957	-	-
Interim dividend paid 1 December	97,360	-	-
	135,877	13,546	-

	US$	US$	US$
Interim dividend per share - paid 22 March (2021:13 December)	0.72	0.72	-
Interim dividend per share - paid 20 June	0.47	-	-
Interim dividend per share - paid 19 September	0.84	-	-
Interim dividend per share - paid 1 December	5.00	-	-